Note 13 - Recognitions of Trade Date Profit (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Recognitions of Trade Date Profit
Balance, beginning of year	€ 454	€ 441
New trades during the period	212	308
Amortization	(142)	(140)
Matured trades	(61)	(130)
Subsequent move to observability	(4)	(22)
Exchange rate changes	2	(4)
Balance, end of year	€ 462	€ 454